Related Party Transactions (Details) - Schedule of major transactions with related parties - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Advances from related parties
Advances from related parties	¥ 108,020	¥ 63,664
Repayment of advances from related parties
Repayment of advances from related parties	84,117	14,323
Advances to related parties
Advances to related parties	813	10,219
Repayment of advances to related parties
Repayment of advances to related parties	5,969	11,947
Meifu English [Member]
Advances from related parties
Advances from related parties	9,237	4,000
Repayment of advances from related parties
Repayment of advances from related parties	10,237
Advances to related parties
Advances to related parties	20	2,681
Repayment of advances to related parties
Repayment of advances to related parties	1,256	4,549
Chengdu School [Member]
Advances from related parties
Advances from related parties	16,300	23,300
Repayment of advances from related parties
Repayment of advances from related parties	11,162	14,000
Advances to related parties
Advances to related parties	358	17
Repayment of advances to related parties
Repayment of advances to related parties	361	49
Shenzhen Shuangge [Member]
Advances from related parties
Advances from related parties		480
Repayment of advances from related parties
Repayment of advances from related parties	303	176
Advances to related parties
Advances to related parties	34	261
Repayment of advances to related parties
Repayment of advances to related parties	316
Meten Talent Service [Member]
Advances from related parties
Advances from related parties	2,375	4,991
Repayment of advances from related parties
Repayment of advances from related parties	1,759	128
Advances to related parties
Advances to related parties	330	2,502
Repayment of advances to related parties
Repayment of advances to related parties	323	6,022
Mr. Zhao Jishuang [Member]
Advances from related parties
Advances from related parties	80,108	30,893
Repayment of advances from related parties
Repayment of advances from related parties	60,656
Xiamen Siming Meten School [Member]
Repayment of advances from related parties
Repayment of advances from related parties		19
Repayment of advances to related parties
Repayment of advances to related parties		156
Zhongshi Culture [Member]
Advances to related parties
Advances to related parties	71	104
Repayment of advances to related parties
Repayment of advances to related parties	433	126
Shenzhen Meten Oversea [Member]
Advances to related parties
Advances to related parties		4,253
Repayment of advances to related parties
Repayment of advances to related parties	3,264	1,045
Shenzhen Yilian Education [Member]
Advances to related parties
Advances to related parties		401
Repayment of advances to related parties
Repayment of advances to related parties	¥ 16